(ICON)

Prudential
Multi-Sector
Fund, Inc.

ANNUAL
REPORT
April 30, 1998

(LOGO)

Prudential Multi-Sector Fund, Inc.

Performance At A Glance.

In another year of exceptional stock market performance, the
Prudential Multi-Sector Fund produced double-digit returns but still trailed the average capital appreciation fund, as tracked by Lipper Analytical Services, by a substantial margin. Our move into smaller S&P 500 and mid-cap companies hurt our return, as did our limited exposure to better-performing industries such as telecommunications, drugs and medical supplies.

Cumulative Total Returns1
As of 4/30/98
                          One       Five
Since
                          Year      Years
Inception2
Class A                  29.86%    111.18%
181.12%
Class B                  28.98     103.42
164.80
Class C                  28.98       N/A
72.09
Class Z                  30.03       N/A
42.09
Lipper Capital
Appreciation Fund Avg3   38.16     126.89
***

Average Annual Total Returns1
As of 3/31/98
                          One       Five
Since
                          Year      Years
Inception2
Class A                  23.32%     14.23%
13.07%
Class B                  23.86      14.43
12.95
Class C                  27.86       N/A
15.04
Class Z                  29.99       N/A
16.71

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase.
Class Z shares do not carry a sales charge or a distribution fee.

2Inception dates: Class A and B, 6/29/90; Class C,
8/1/94; and Class Z,
3/1/96.

3Lipper average returns are for all funds in each share class for the one- and five-year periods.

***Lipper Since Inception returns are: Class A and
B, 210.01%;
Class C, 110.76% ; and Class Z, 47.92% for all funds in each share class.

How Investments Compared.
   (As of 4/30/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

David Poiesz, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Fund seeks long-term capital growth by investing primarily in stocks of domestic and foreign companies. We select stocks following a growth investment style, looking for stocks with above-average revenue and earnings growth forecast and price/earnings ratios below growth rates. The Fund may be affected to a greater extent by any single economic, political or regulatory development than a mutual fund that does not focus its investments on specific economic sectors. There can be no assurance the Fund will achieve its investment objective.

Fund Merger.

On June 24, 1998, shareholders approved a proposal to exchange the assets and liabilities of the Prudential
Multi-Sector Fund for shares of the Prudential
Jennison Growth
Fund, a series of The Prudential Investment
Portfolios, Inc.

Strategy Session.

Drugs. We believe drugs offer a cost-effective form of treatment compared with traditional hospital-based therapies. We had owned the Swiss pharmaceutical company Novartis, which contributed a 27% return during the reporting period. We added
Bristol
Myers Squibb, Merck, Monsanto (which owns Searle),
American
Home Products, and Eli Lilly. The drive to contain health care costs may very well boost the earnings of drug companies. We believe that other companies that are focused on containing health costs will benefit, such as Columbia Healthcare and Healthsouth, among others.

Financials. We still like financial stocks. Stable interest rates and inflation have fostered solid business performance.
We believe stock prices have room for further gains as the sector faces consolidation and productivity improvements.
We added Chase Manhattan Bank and Citicorp during the reporting period. We also increased holdings in Washington
Mutual and the Federal National Mortgage
Association.

Technology. Technology stocks remain volatile.
Some have
done very well, while others have been hurt by transitions to new products, inventory problems, and the economic slowdown in Asia. In well-run companies, temporary problems can present opportunities to buy at attractive prices. We have restructured our technology portfolio, adding some blue-chips, such as Texas Instruments, and some lesser-known companies that we believe have excellent growth prospects, such as Parametric Technologies.

    Portfolio Composition.
Sectors expressed as a percentage of
   net assets as of 4/30/98.
         (PIE CHART)

What Went Well.

About 13% of net assets were held in oil service stocks, such as
McDermott International, during the reporting period. Collectively, these stocks contributed an 83% return and we took our profits, primarily in the early part of the period.

Our technology stocks also fared well. We took profits on Uniphase, a photonics company, after it gained nearly 120%. It was one of our larger holdings. Cisco Systems dominates the market for computer networking equipment and its return more than doubled over the past year. We also did well with Rational
Software. It
makes tools that software designers use. We bought the stock at a good price and already it has gained 67% during our reporting period.

Five Largest Holdings.
5.4%   Cisco Systems, Inc.
       Computer Networking
4.1%   Limited, Inc.
       Retailing
3.6%   Nordstrom, Inc.
       Retailing
3.3%   Schlumberger Ltd.
       Oil Services
3.2%   Rational Software Corp.
       Computer Software

Expressed as a percentage of net assetsas of 4/30/98.

And Not So Well.
A supply glut hurt our energy companies, particularly stocks of exploration and production companies. A warm winter in the United
States, falling consumption in Asia, and increased supplies have combined to depress the price of oil and energy-related stocks.
Pioneer Natural Resources, whose production was below estimates, suffered a price decline. We sold our exploration and production stocks.

We also owned Ucar International, which makes graphite electrodes.
Allegations of price fixing pulled its stock price down and we sold it. The stock of 3Com, a major manufacturer of networking equipment, declined after the acquisition of U.S.
Robotics, a
leader in computer modems. 3Com earnings suffered because the industry was slow to agree on a way to handle the higher-speed modems, so we reduced our holdings here.

Jennison Welcomes You.

Upon completion of the reorganization,
shareholders of this
Fund will become shareholders of the Prudential
Jennison Growth
Fund. The Prudential Jennison Growth Fund seeks long-term growth of capital through investment primarily in stocks of established companies with above-average growth prospects. The
Fund is
managed by David Poiesz and Peter Reinemann who share more than 31 years of investment experience between them. The
Jennison team tries to identify stocks with attractive potential for earnings growth appreciation in the coming
12 to 18 months. They have room to grow and thus focus upon companies in the medium- to large-capitalization range.

President's Letter
June 24, 1998

See You On the Net!

Dear Shareholder:

We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com

The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com

The Prudential Securities Virtual Branch Office is
a
full-service brokerage web site specifically
designed
to provide investors with the information they
need to make
informed financial decisions. It was rated the No.
1
full-service brokerage web site of its type by Financial
Net News (February 1998), a subsidiary of
Institutional
Investor magazine, and was also rated among the top corporate web sites by Fortune magazine (Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs.
Investors, through their Prudential Securities
Financial Advisors,
may also enroll in Prudential Online(R) and have access to their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses. So please, the next time you are "web browsing" or "surfing the net," pay us a visit.
Let us
know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of April 30, 1998                 PRUDENTIAL MULTI-
SECTOR FUND, INC.
--------------------------------------------------
----------

Shares        Description                   Value
(Note 1)
    ----------------------------------------------
-------------
LONG-TERM INVESTMENTS--97.4%
COMMON STOCKS--97.4%
    ----------------------------------------------
-------------
Consumer Goods & Services Sector--6.1%
  83,000      Bestfoods
$  4,554,625
 100,000      Colgate-Palmolive Co.
8,968,750
 132,000      General Electric Co.
11,236,500

------------

24,759,875
--------------------------------------------------
----------
Energy Sector--3.3%
 158,900      Schlumberger Ltd.
13,168,838
--------------------------------------------------
----------
Financial Services Sector--13.5%
 240,000      Ace, Ltd.
9,090,000
  70,000      American International Group, Inc.
9,209,375
 110,000      Associates First Capital Corp.
8,222,500
  31,000      Chase Manhattan Corp.
4,295,438
  27,000      Citicorp
4,063,500
  77,000      Federal National Mortgage
                Association
4,610,375
 120,000      Provident Cos. Inc.
4,687,500
 149,400      Washington Mutual, Inc.
10,467,337

------------

54,646,025
--------------------------------------------------
----------
Health Care Sector--15.6%
  90,000      American Home Products Corp.(a)
8,381,250
  63,000      Bristol-Myers Squibb Co.
6,670,125
 250,450      Columbia/HCA Healthcare Corp.
8,249,197
 310,000      HEALTHSOUTH Corp.(a)
9,358,125
 130,000      Lilly, (Eli) & Co.
9,043,125
 121,000      Manor Care, Inc.
4,242,563
  85,000      Merck & Co., Inc.
10,242,500
  78,350      Novartis AG (ADR) (Switzerland)
6,365,937
  81,500      Premier Research Worldwide,
                LTD.(a)
509,375

------------

63,062,197
Leisure Sector--6.6%
 250,000      CBS Corp.(a)
$  8,906,250
 200,100      Hilton Hotels Corp.
6,390,694
  90,000      Walt Disney Co.
11,188,125

------------

26,485,069
--------------------------------------------------
----------
Natural Resources Sector--2.1%
 160,000      Monsanto Co.
8,460,000
--------------------------------------------------
----------
Retailing Sector--11.7%
 494,200      Limited, Inc. (The)
16,586,587
 222,700      Nordstrom, Inc.
14,572,931
 212,700      Proffitt's, Inc.(a)
8,454,825
 127,500      Sears Roebuck & Co.
7,562,344

------------

47,176,687
--------------------------------------------------
----------
Technology Sector--34.7%
  90,000      3Com Corp.(a)
3,082,500
 440,000      Bay Networks, Inc.(a)
10,312,500
 150,000      CIENA Corp.(a)
8,362,500
 295,400      Cisco Systems, Inc.(a)
21,638,050
  92,000      CNET, Inc.(a)
3,059,000
 220,000      Compaq Computer Corp.
6,173,750
 131,800      Computer Associates International,
                Inc.
7,718,537
 117,000      Hewlett-Packard Co.
8,811,562
 100,000      Intel Corp.
8,081,250
 110,000      KLA-Tencor Corp.(a)
4,434,375
 113,000      Microsoft Corp.(a)
10,184,125
  60,000      Network Associates, Inc.(a)
4,110,000
 190,000      Parametric Technology Corp.(a)
6,074,063
 405,000      Platinum Technology, Inc.(a)
10,327,500
 780,000      Rational Software Corp.(a)
13,113,750
  61,200      Tellabs, Inc.(a)
4,337,550
  80,000      Texas Instruments, Inc.
5,125,000
 130,000      WorldCom, Inc.(a)
5,561,563

------------

140,507,575

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

PRUDENTIAL MULTI-SECTOR FUND, INC.
Portfolio of Investments as of April 30, 1998
--------------------------------------------------
----------

Shares        Description                   Value
(Note 1)
    ----------------------------------------------
-------------
Transportation Sector--3.8%
 145,000      Boeing Co. (The)
$  7,259,062
 120,000      FDX Corp.(a)
8,160,000

------------

15,419,062

------------
              Total long-term investments
                (cost $344,962,444)
393,685,328

------------
Principal
Amount
(000)
SHORT-TERM INVESTMENT--1.4%
REPURCHASE AGREEMENT--1.4%
---------------
(a) Calculated based upon average shares
outstanding during the period.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Report of Independent Accountants
PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------
------------------------------
The Shareholders and Board of Directors of
Prudential Multi-Sector Fund, Inc.
In our opinion, the accompanying statement of
assets and liabilities, including
the portfolio of investments, and the related
statements of operations and of
changes in net assets and the financial highlights
present fairly, in all
material respects, the financial position of
Prudential Multi-Sector Fund, Inc.
(the 'Fund') at April 30, 1998, the results of its
operations for the year then
ended, and the changes in its net assets and the
financial highlights for each
of the two years in the period then ended, in
conformity with generally accepted
accounting principles. These financial statements
and financial highlights
(hereafter referred to as 'financial statements')
are the responsibility of the
Fund's management; our responsibility is to
express an opinion on these
financial statements based on our audits. We
conducted our audits of these
financial statements in accordance with generally
accepted auditing standards
which require that we plan and perform the audit
to obtain reasonable assurance
about whether the financial statements are free of
material misstatement. An
audit includes examining, on a test basis,
evidence supporting the amounts and
disclosures in the financial statements, assessing
the accounting principles
used and significant estimates made by management,
and evaluating the overall
financial statement presentation. We believe that
our audits, which included
confirmation of securities at April 30, 1998 by
correspondence with the
custodian and brokers and the application of
alternative auditing procedures
where confirmations from brokers were not
received, provide a reasonable basis
for the opinion expressed above. The accompanying
financial highlights for each
of the three years in the period ended April 30,
1996 were audited by other
independent accountants, whose opinion dated June
13, 1996 was unqualified.
As described in Note 7 to the financial
statements, the Fund's Board of
Directors and shareholders have approved a
reorganization plan whereby the Fund
will be merged into Prudential Jennison Growth
Fund, a series of The Prudential
Investment Portfolios, Inc. (formerly Prudential
Jennison Series Fund, Inc.)
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
June 25, 1998
--------------------------------------------------
------------------------------
                                       15

Federal Income Tax Information (Unaudited)
PRUDENTIAL MULTI-SECTOR FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (April 30, 1998) as to the
federal income tax status of
dividends paid by the Fund during such fiscal
year. Accordingly, we are advising
you that during its fiscal year ended April 30,
1998, the Fund paid a currency
gain and short-term capital gain distribution for
Class A, Class B, Class C and
Class Z shares totaling $1.37 per share, which is
taxable as ordinary income.
The Fund also paid long-term capital gain
distributions for Class A, Class B,
Class C and Class Z shares totaling $2.15 per
share, of which $0.84 was taxable
at the 28% rate gain and $1.31 was taxable at the
20% rate gain.
We wish to advise you that the corporate dividends
received deduction for the
Fund is zero. In January 1999, you will be advised
on IRS Form 1099-DIV, or
substitute Form 1099, as to the federal tax status
of the distributions received
by you in calendar 1998.
--------------------------------------------------
------------------------------
                                       16

Comparing A $10,000 Investment.
--------------------------------------------
Prudential Multi-Sector Fund, Inc.
vs. the S&P 500 Index.

-- Prudential Multi-Sector Fund, Inc.
// S&P 500 Index.


Class A
                   (GRAPH)

Average Annual Total
 Returns - Class A
-------------------------
   With Sales Load
   13.36% Since Inception
   14.94% for 5 Years
   23.37% for 1 Year

   Without Sales Load
   14.10% Since Inception
   16.13% for 5 Years
   29.86% for 1 Year


Class B
                   (GRAPH)


Average Annual Total
 Returns - Class B
----------------------
   With Sales Load
   13.23% Since Inception
   15.15% for 5 Years
   23.98% for 1 Year

   Without Sales Load
   13.23% Since Inception
   15.26% for 5 Years
   28.98% for 1 Year


Class C
                   (GRAPH)

Average Annual Total
-----------------------
 Returns - Class C
   With Sales Load
   15.60% Since Inception
   27.98% for 1 Year

   Without Sales Load
   15.60% Since Inception
   28.98% for 1 Year


Class Z
                   (GRAPH)

Average Annual Total
 Returns - Class Z
---------------------------
   17.63% Since Inception
   30.03% for 1 Year

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The box on top of the graphs
(where
applicable) is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the
Prudential Multi-Sector Fund (Class A, Class B,
Class
C and Class Z) with a similar investment in the S&P
500 Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period
(April 30),
as measured on a quarterly basis, beginning in 1990 for Class
A and B shares, in 1994 for Class C shares, and in 1996 for
Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on April 30, 1998; (c) all recurring fees (including management fees) were deducted;
and (d)
all dividends and distributions were reinvested.
Class Z
shares do not have a sales charge or a
distribution fee.
Class B shares will automatically convert to Class
A shares,
on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
The S&P
500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the S&P 500 may differ substantially from the securities in the Fund. The S&P 500 is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.
Investors cannot directly invest in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435J108   MF142E
74435J207   Cat. #444365Y
74435J306
74435J405


